CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Income statement [line items]
Total revenue	$ 18,182	$ 163,267	$ 155,910	$ 203,607
Cost of sales	(13,155)	(114,525)	(108,680)	(134,620)
Gross profit	5,027	48,742	47,230	68,987
Selling, general and administrative expenses	(1,790)	(8,574)	(12,373)	(9,122)
Operating profit	3,237	40,168	34,857	59,865
Bargain purchase gain		49,429
Total other (expenses)/income, net	(79)	50,204	349	246
Total finance income	74	55	3,593	339
Total finance cost	(200)	(915)	(404)	(284)
Profit before tax	3,032	89,512	38,395	60,166
Income tax expense	(657)	(7,424)	(4,517)	(13,189)
Net profit	2,375	82,088	33,878	46,977
Other comprehensive income:
Foreign currency translation differences	(610)	(1,701)	660	2,258
Changes resulting from actuarial remeasurement of employee benefits oligation	(9)	(33)	(85)	(2)
Other comprehensive income, net of tax	(619)	(1,734)	575	2,256
Total comprehensive income	1,756	80,354	34,453	49,233
Net profit attributable to:
Shareholders of the Company	1,867	80,880	32,208	44,816
Non-controlling interests	508	1,208	1,670	2,161
Total comprehensive income attributable to:
Shareholders of the Company	1,310	79,184	32,403	46,860
Non-controlling interests	446	$ 1,170	$ 2,050	$ 2,373
Basic weighted-average shares outstanding		36,900,000	42,002,230	37,822,500
Diluted weighted-average shares outstanding		36,900,000	42,002,230	37,822,500
Basic earnings per share (as adjusted)		$ 2.19	$ 0.77	$ 1.18
Diluted earnings per share (as adjusted)		$ 2.19	$ 0.77	$ 1.18
Third parties
Income statement [line items]
Total revenue	16,967	$ 163,267	$ 155,910	$ 203,607
Cost of sales	(13,080)	(114,525)	(108,680)	(134,620)
Total other (expenses)/income, net	(108)	775	349	246
Total finance income	9	55	3,500	339
Total finance cost	(38)	(915)	(404)	(284)
Related Parties
Income statement [line items]
Total revenue	1,215
Cost of sales	(75)
Total other (expenses)/income, net	29
Total finance income	65		93
Total finance cost	$ (162)